Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Provisions [abstract]
Non-current	$ 3,063	$ 11,452
Current	2,440	2,463
Total	$ 5,503	$ 13,915